Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000027601
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,081	$ 12,070	$ 11,154	$ 12,944	$ 11,425	$ 11,741	$ 10,940	$ 11,222	$ 10,267	$ 9,336	$ 9,572
C000068506
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,068	12,886	11,881	13,767	12,105	12,410	11,536	11,803	10,773	9,770	10,000
C000027603
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,558	11,695	10,900	12,777	11,373	11,780	11,069	11,436	10,552	9,683	10,000
C000068509
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,098	12,895	11,894	13,785	12,123	12,434	11,555	11,819	10,783	9,774	10,000
C000135461
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 15,178	12,954	11,939	13,824	12,149	12,455	11,566	11,825	10,787	9,775	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Account Value	16,070	13,503	12,381	14,487	13,282	13,052	12,026	12,141	11,122	10,026	10,000
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Account Value	16,070	13,503	12,381	14,487	13,282	13,052	12,026	12,141	11,122	10,026	10,000
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Account Value	16,070	13,503	12,381	14,487	13,282	13,052	12,026	12,141	11,122	10,026	10,000
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Account Value	16,070	13,503	12,381	14,487	13,282	13,052	12,026	12,141	11,122	10,026	10,000
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Account Value	$ 16,070	$ 13,503	$ 12,381	$ 14,487	$ 13,282	$ 13,052	$ 12,026	$ 12,141	$ 11,122	$ 10,026	$ 10,000